Deposits by Banks (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 28,525	£ 33,855
Drawdown from TFSME	25,000	31,900
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	701	414
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	1,741	931
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	26,082	32,507
Amounts due to Santander UK subsidiaries
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 1	£ 3